Financial Risk Management (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)
Financial Risk Management [Line Items]
Interest rate	8.50%	8.50%
Increase prime rate	0.25%	0.25%
Cash deposits (in Euro) | €		€ 162,000
Number of loan agreements	2
Number of leases	12
Percentage of outstanding shares	7.50%
Credit Risk [Member]
Financial Risk Management [Line Items]
Customers	1,000	1,000
Trade accounts receivable (in Dollars)	$ 14,400,000
Cash (in Dollars)	$ 46,800,000
Interest Rate Risk [Member]
Financial Risk Management [Line Items]
Loan agreement term	60 months
Interest rate	2.50%	2.50%
Interest expense increase (in Dollars)	$ 140,000
Interest Risk [Member]
Financial Risk Management [Line Items]
Loan amount (in Dollars)	$ 55,000,000
Currency Risk [Member]
Financial Risk Management [Line Items]
Exchange rate	10.00%
Liquidity Risk [Member]
Financial Risk Management [Line Items]
Aggregate earnout amount (in Dollars)	$ 82,500,000